Transactions with Related Parties, Investment in related party (Details)		6 Months Ended
	Mar. 07, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) Vote $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares
Investment in Related Party [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001
Fair Value Assumptions [Abstract]
Dividend income from related party		$ 451,111	$ 0
Proceeds received related to Spin-Off		2,667,044	0
Due from related party, current		$ 5,458,734		$ 2,437,354
Discounted Cash Flow Model [Member]
Fair Value Assumptions [Abstract]
Weighted average cost of capital		12.80%
Black Scholes Option Pricing Model [Member]
Fair Value Assumptions [Abstract]
Volatility		69.00%
Risk-free rate		3.16%
Weighted average cost of capital		12.80%
Strike price (in dollars per share) | $ / shares		$ 5.75
Share price (in dollars per share) | $ / shares		$ 4.52
Related Party [Member] | Toro [Member]
Investment in Related Party [Abstract]
Investment in related party (Note 4)	$ (117,222,135)
Fair Value Assumptions [Abstract]
Due from related party, current	$ 4,528,948	$ 27,602		$ 0
Series A Preferred Stock [Member]
Investment in Related Party [Abstract]
Preferred shares, shares issued (in shares) | shares		140,000
Preferred shares, stated amount (in dollars per share) | $ / shares		$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001
Preferred Stock, Voting Rights, Number of Votes | Vote		0
Series A Preferred Stock [Member] | Maximum [Member]
Investment in Related Party [Abstract]
Conversion price (in dollars per share) | $ / shares		$ 2.5
Series A Preferred Stock [Member] | Toro [Member]
Investment in Related Party [Abstract]
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001
Investment in related party (Note 4)		$ 117,222,135
Fair Value Assumptions [Abstract]
Percentage of cash dividends	1.00%
Dividend income from related party			$ 0
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member]
Investment in Related Party [Abstract]
Percentage of conversion price		150.00%
Number of consecutive trading day commencing on distribution date		5 days
Number of consecutive trading day expiring on trading day		10 days
Fair Value Assumptions [Abstract]
Accrued dividends		$ 299,444
Percentage of cash dividends		1.00%
Multiplication factor prior quarterly dividend rate		1.3
Maximum quarterly dividend rate		20.00%
Dividend income from related party		$ 451,111
Dividends received from related parties		151,667
Proceeds received related to Spin-Off		2,667,044
Due from related party, current		27,602
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member] | Level 2 [Member]
Investment in Related Party [Abstract]
Investment in related party (Note 4)		$ 117,222,135